Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from operating activities:
Net loss	$ 4,620,795	$ (163,652)	$ (3,753,268)	$ (6,610,119)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	787			193,497
Common stock issued for services			5,561,500	7,272,000
Changes in operating assets and liabilities:
Accounts receivable	(4,756,297)	347,188	(3,019,965)	(819,862)
Other current assets				1,136
Deferred revenue		(150,000)	(150,000)	150,000
Deferred financing costs	(14,000)
Accounts payable and accrued expenses	184,498	153,933	215,934	374,921
Accounts payable - related party		(68,209)	(68,209)	(137,771)
Accrued interest	13,268	6,480	13,250
Accounts payable settled with common stock			156,000
OID	(46,710)		(60,001)
Net Cash used in operating activities	2,341	125,740	(1,104,759)	423,802
Cash flow from investing activities:
Fixed asset, net	(7,581)		(6,498)
Net Cash Provided by Investing Activities	(7,581)		(6,498)
Net Cash provided by financing activities:
Common stock issued for cash				10,201
Notes payable	189,963	740,000	400,000
Note settlement			315,104
Net Cash Provided by financing activities	189,963	740,000	715,104	10,201
Net change in Cash and cash equivalents for the year	184,723	865,740	(396,153)	434,003
Cash and cash equivalents at the beginning of the year	76,356	472,509	472,509	38,506
Cash and cash equivalents at the end of the year	$ 261,079	$ 1,338,249	76,356	472,509
Non-cash investing and financing activities:
Common stock issued for note settlement			315,104
Common stock issued for payable			$ 156,000